UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS $ in Thousands	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
OPERATING ACTIVITIES
Net income/(loss)	$ 514,804	$ (206,572)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	79,488	81,097
Amortization of deferred charges and guarantees, net	2,003	3,037
Equity in net losses of affiliates	561	391
Net (income)/loss from discontinued operations	(568,047)	180,469
Dry-docking expenditure	(1,591)	(8,400)
Compensation cost related to employee stock awards	3,022	4,251
Net foreign exchange losses	814	613
Change in fair value of investment in listed equity securities	244,210	0
Changes in assets and liabilities:
Trade accounts receivable	(96)	7,017
Inventories	456	(3,195)
Other current and non-current assets	4,457	(16,713)
Amounts due to/from related companies	(9,269)	(1,303)
Trade accounts payable	(288)	2,542
Accrued expenses	77	6,013
Other current and non-current liabilities	62,324	(53,151)
Net cash provided by operating activities	169,086	86,399
Net Cash Provided by (Used in) Investing Activities, Continuing Operations [Abstract]
Additions to investments in affiliates		(8,316)
Dividends received from listed equity securities		0
Net Cash Provided by (Used in) Investing Activities, Discontinued Operations [Abstract]
Additions to investments in affiliates		(8,316)
Dividends received		0
Short-term loan advanced to related parties		0
Proceeds from repayment of short-term loan advanced to related parties		0
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt	122,920	539,307
Repayments of short-term and long-term debt	(208,250)	(548,623)
Cash dividends paid	(24,437)	(16,020)
Financing costs paid	(5,299)	(7,563)
Purchase of treasury shares	(24,484)	(16,650)
Net cash used in financing activities	(139,550)	(49,549)
Net decrease in cash, cash equivalents and restricted cash	(22,702)	(171,517)
Cash, cash equivalents and restricted cash at beginning of period	290,872	410,412
Cash, cash equivalents and restricted cash at end of period	268,170	238,895
Supplemental Cash Flow Information [Abstract]
Cash and cash equivalents	123,690	76,696
Restricted cash and short-term deposits	71,647	100,748
Restricted cash (non-current portion)	72,833	61,451
Cash, cash equivalents, restricted cash and restricted cash equivalents	268,170	238,895
Results from discontinued operations
Net Cash Provided by (Used in) Investing Activities, Continuing Operations [Abstract]
Additions to investments in affiliates	0	(2,410)
Dividends received from listed equity securities	460	10,124
Net Cash Provided by (Used in) Investing Activities, Discontinued Operations [Abstract]
Additions to investments in affiliates	0	(2,410)
Dividends received	460	10,124
Net proceeds from disposals of investments in affiliates	119,560	0
Short-term loan advanced to related parties	0	(40,000)
Proceeds from repayment of short-term loan advanced to related parties	0	40,000
Net cash provided by discontinued investing activities	120,020	7,714
Total results from continuing operations
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	79,488	81,097
Net Cash Provided by (Used in) Investing Activities, Continuing Operations [Abstract]
Additions to vessels and equipment	(925)	(3,696)
Additions to assets under development	(183,305)	(211,167)
Additions to investments in affiliates	(8,625)	(8,316)
Dividends received from listed equity securities	3,725	0
Proceeds from subscription of equity interest in Gimi MS Corporation	16,872	7,098
Net cash used in continuing investing activities	(172,258)	(216,081)
Net Cash Provided by (Used in) Investing Activities, Discontinued Operations [Abstract]
Additions to investments in affiliates	(8,625)	(8,316)
Dividends received	3,725	0
Oil and gas derivative
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Change in fair value of other derivative instruments	(145,282)	39,400
Other Contract
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Change in fair value of other derivative instruments	$ (18,557)	$ 50,903